LOSS PER SHARE	12 Months Ended
Jun. 30, 2022
LOSS PER SHARE [Abstract]
LOSS PER SHARE
14.	LOSS PER SHARE

	2022 US$	July 20, 2020 to June 30, 2021 US$
Basic loss per share (1)	(0.16)	(0.19)
Diluted loss per share (1)	(0.16)	(0.19)

(1)	Basic and diluted loss per share for the comparative period ended June 30, 2021 have been revised. Refer to Note 1(a) for further information.

The following reflects the income and share data used in the calculations of basic earnings per share:

	2022 US$	July 20, 2020 to June 30, 2021 US$
Net loss	(21,521,237)	(13,230,837)
Net loss used in calculating basic and dilutive earnings per share	(21,521,237)	(13,230,837)

	Number of Ordinary Shares 2022	Number of Ordinary Shares 2021
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	134,609,413	68,798,762

(a)	Anti-Dilutive Securities

As at June 30, 2022, 23,824,000 Unlisted Options, 27,620,000 Performance Rights, 600,000 Restricted Stock Units and 39,600,000 Performance Shares, which together represent 91,644,000 potential Ordinary Shares (2021: 94,349,214), were not included in the calculation of diluted loss per share because they are considered anti-dilutive as they would decrease the loss per share for the periods presented.

(b)	Conversions, Calls, Subscriptions or Issues after June 30, 2022

There have been no conversions to, calls of, or subscriptions for Ordinary Shares or issues of potential Ordinary Shares since the reporting date and before the completion of this financial report.